Exhibit 99.1

World Omni Auto Receivables Trust 2022-A

Monthly Servicer Certificate

April 30, 2025

Dates Covered
Collections Period	04/01/25 - 04/30/25
Interest Accrual Period	04/15/25 - 05/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/25	192,903,814.36	15,075
Yield Supplement Overcollateralization Amount 03/31/25	3,021,543.07	0
Receivables Balance 03/31/25	195,925,357.43	15,075
Principal Payments	10,898,073.24	323
Defaulted Receivables	238,758.03	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/25	2,747,161.91	0
Pool Balance at 04/30/25	182,041,364.25	14,737

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.16%
Prepayment ABS Speed	1.16%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	4,818,770.39	264
Past Due 61-90 days	1,284,100.14	70
Past Due 91-120 days	206,589.53	11
Past Due 121+ days	0.00	0
Total	6,309,460.06	345

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.41%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.81%
Delinquency Trigger Occurred	NO

Recoveries	404,638.54
Aggregate Net Losses/(Gains) - April 2025	(165,880.51)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-1.02%
Prior Net Losses/(Gains) Ratio	0.06%
Second Prior Net Losses/(Gains) Ratio	0.63%
Third Prior Net Losses/(Gains) Ratio	0.18%
Four Month Average	-0.04%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.67%

Overcollateralization Target Amount	4,644,197.93
Actual Overcollateralization	4,644,197.93
Weighted Average Contract Rate	4.51%
Weighted Average Contract Rate, Yield Adjusted	5.92%
Weighted Average Remaining Term	28.25

Flow of Funds	$ Amount
Collections	12,024,605.42
Investment Earnings on Cash Accounts	12,279.69
Servicing Fee	(163,271.13)
Transfer to Collection Account	-
Available Funds	11,873,613.98

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	218,432.47
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	6,218,252.18
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,644,197.93
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	710,873.90

Total Distributions of Available Funds	11,873,613.98

Servicing Fee	163,271.13
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 04/15/25	188,259,616.43
Principal Paid	10,862,450.11
Note Balance @ 05/15/25	177,397,166.32

Class A-1
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-2
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-3
Note Balance @ 04/15/25	67,309,616.43
Principal Paid	10,862,450.11
Note Balance @ 05/15/25	56,447,166.32
Note Factor @ 05/15/25	18.4600583%

Class A-4
Note Balance @ 04/15/25	79,150,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	79,150,000.00
Note Factor @ 05/15/25	100.0000000%

Class B
Note Balance @ 04/15/25	27,870,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	27,870,000.00
Note Factor @ 05/15/25	100.0000000%

Class C
Note Balance @ 04/15/25	13,930,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	13,930,000.00
Note Factor @ 05/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	300,289.97
Total Principal Paid	10,862,450.11
Total Paid	11,162,740.08

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.66000%
Interest Paid	93,111.64
Principal Paid	10,862,450.11
Total Paid to A-3 Holders	10,955,561.75

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3241087
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.7240506
Total Distribution Amount	12.0481593

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3045053
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.5237429
Total A-3 Distribution Amount	35.8282482

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	572.45
Noteholders' Principal Distributable Amount	427.55

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/25	2,322,098.97
Investment Earnings	8,117.46
Investment Earnings Paid	(8,117.46)
Deposit/(Withdrawal)	-
Balance as of 05/15/25	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,132,125.61	$1,276,615.95	$1,356,354.02
Number of Extensions	69	69	72
Ratio of extensions to Beginning of Period Receivables Balance	0.58%	0.62%	0.62%